American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
July 31, 2025

Small Cap Growth Fund - Schedule of Investments
JULY 31, 2025 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
COMMON STOCKS — 97.7%
Aerospace and Defense — 3.3%
AAR Corp.(1)	609,586	45,542,170
ATI, Inc.(1)	619,016	47,627,091
Hexcel Corp.	1,040,039	62,308,737
		155,477,998
Air Freight and Logistics — 0.5%
Cargojet, Inc.(2)	357,971	25,558,654
Banks — 2.1%
Bancorp, Inc.(1)	782,310	49,410,700
Coastal Financial Corp.(1)	271,093	26,079,147
Triumph Financial, Inc.(1)	452,588	25,670,791
		101,160,638
Beverages — 0.8%
Celsius Holdings, Inc.(1)	822,143	37,275,964
Biotechnology — 9.5%
ADMA Biologics, Inc.(1)	2,701,039	50,509,429
Alkermes PLC(1)	852,230	22,575,573
Arcellx, Inc.(1)	292,147	20,856,374
Arcutis Biotherapeutics, Inc.(1)	1,334,049	19,450,434
Biohaven Ltd.(1)	522,572	7,890,837
Bridgebio Pharma, Inc.(1)	874,466	41,336,008
Celldex Therapeutics, Inc.(1)	558,969	12,286,139
Centessa Pharmaceuticals PLC, ADR(1)	888,011	15,247,149
Crinetics Pharmaceuticals, Inc.(1)	604,453	17,281,311
Cytokinetics, Inc.(1)	340,949	12,833,320
Insmed, Inc.(1)	147,595	15,833,992
Madrigal Pharmaceuticals, Inc.(1)	134,591	40,715,123
Metsera, Inc.(1)(2)	224,970	7,421,760
Mineralys Therapeutics, Inc.(1)	663,430	9,387,535
Newamsterdam Pharma Co. NV(1)(2)	453,541	9,891,729
Nuvalent, Inc., Class A(1)	294,874	23,103,378
Protagonist Therapeutics, Inc.(1)	371,363	20,001,611
Revolution Medicines, Inc.(1)	336,989	12,559,580
Scholar Rock Holding Corp.(1)	539,891	20,002,962
Twist Bioscience Corp.(1)	679,707	22,817,764
Vaxcyte, Inc.(1)	260,324	8,838,000
Vera Therapeutics, Inc.(1)	564,153	11,728,741
Viking Therapeutics, Inc.(1)(2)	234,663	7,642,974
Xenon Pharmaceuticals, Inc.(1)	534,804	16,332,914
		446,544,637
Broadline Retail — 0.5%
Ollie's Bargain Outlet Holdings, Inc.(1)	172,823	23,612,807
Building Products — 3.9%
Fortune Brands Innovations, Inc.	806,817	44,003,799
Hayward Holdings, Inc.(1)	4,803,255	73,874,062
Trex Co., Inc.(1)	1,042,124	66,946,046
		184,823,907

Capital Markets — 2.6%
Hamilton Lane, Inc., Class A	340,546	51,865,156
P10, Inc., Class A	2,091,972	25,731,256
Piper Sandler Cos.	134,914	42,541,082
		120,137,494
Chemicals — 1.5%
Element Solutions, Inc.	1,053,538	24,863,497
Sensient Technologies Corp.	422,111	47,398,844
		72,262,341
Commercial Services and Supplies — 2.8%
Casella Waste Systems, Inc., Class A(1)	472,941	51,422,875
Clean Harbors, Inc.(1)	160,134	37,761,198
OPENLANE, Inc.(1)	1,823,373	44,927,911
		134,111,984
Communications Equipment — 0.7%
Extreme Networks, Inc.(1)	1,770,586	31,268,549
Construction and Engineering — 1.3%
Construction Partners, Inc., Class A(1)	624,956	63,026,813
Construction Materials — 1.0%
Knife River Corp.(1)	235,691	19,439,793
Titan America SA(1)	1,914,448	27,472,329
		46,912,122
Consumer Finance — 0.6%
Dave, Inc.(1)	119,384	28,150,747
Consumer Staples Distribution & Retail — 1.5%
Maplebear, Inc.(1)	527,963	25,326,385
PriceSmart, Inc.	401,558	43,167,485
		68,493,870
Containers and Packaging — 0.7%
Graphic Packaging Holding Co.	1,384,620	30,960,103
Diversified Consumer Services — 1.9%
OneSpaWorld Holdings Ltd.	2,030,245	44,909,019
Stride, Inc.(1)	365,682	46,891,403
		91,800,422
Diversified Telecommunication Services — 0.3%
Globalstar, Inc.(1)	567,643	13,333,934
Electrical Equipment — 0.8%
Regal Rexnord Corp.	262,292	40,099,201
Electronic Equipment, Instruments and Components — 3.4%
Cognex Corp.	185,794	7,574,822
Itron, Inc.(1)	209,482	26,088,888
Littelfuse, Inc.	189,869	48,858,990
Mirion Technologies, Inc., Class A(1)	2,075,881	46,395,940
TD SYNNEX Corp.	213,941	30,890,941
		159,809,581
Energy Equipment and Services — 1.7%
Expro Group Holdings NV(1)	3,910,120	42,151,094
Transocean Ltd.(1)	12,451,474	36,358,304
		78,509,398
Financial Services — 0.5%
Shift4 Payments, Inc., Class A(1)(2)	244,314	25,164,342
Food Products — 1.1%
Freshpet, Inc.(1)	300,796	20,550,383

Vital Farms, Inc.(1)	866,179	32,221,859
		52,772,242
Ground Transportation — 1.7%
Knight-Swift Transportation Holdings, Inc.	1,047,144	44,503,620
Schneider National, Inc., Class B	1,382,087	33,792,027
		78,295,647
Health Care Equipment and Supplies — 3.5%
Alphatec Holdings, Inc.(1)	4,983,100	52,721,198
Integer Holdings Corp.(1)	306,564	33,265,260
SI-BONE, Inc.(1)	1,835,398	31,256,828
UFP Technologies, Inc.(1)	211,019	47,772,591
		165,015,877
Health Care Providers and Services — 5.4%
Encompass Health Corp.	451,361	49,699,360
Ensign Group, Inc.	463,985	69,597,750
HealthEquity, Inc.(1)	468,178	45,413,266
NeoGenomics, Inc.(1)	221,474	1,071,934
Pediatrix Medical Group, Inc.(1)	1,358,281	16,638,942
RadNet, Inc.(1)	920,683	50,388,981
Talkspace, Inc.(1)	5,126,642	12,457,740
U.S. Physical Therapy, Inc.	146,695	10,730,739
		255,998,712
Health Care REITs — 0.4%
American Healthcare REIT, Inc.	435,588	16,831,120
Health Care Technology — 0.8%
Phreesia, Inc.(1)	798,449	21,526,185
Schrodinger, Inc.(1)	837,089	17,018,019
		38,544,204
Hotels, Restaurants and Leisure — 3.5%
Brinker International, Inc.(1)	335,679	52,903,011
Life Time Group Holdings, Inc.(1)	1,628,521	46,771,123
Planet Fitness, Inc., Class A(1)	580,807	63,418,316
		163,092,450
Household Durables — 0.9%
Champion Homes, Inc.(1)	662,368	40,338,211
Independent Power and Renewable Electricity Producers — 1.7%
Talen Energy Corp.(1)	137,726	52,001,206
TransAlta Corp.	2,179,981	26,227,110
		78,228,316
Insurance — 3.6%
Goosehead Insurance, Inc., Class A	242,586	22,053,493
HCI Group, Inc.	162,296	22,727,932
Kinsale Capital Group, Inc.	86,478	38,109,990
Palomar Holdings, Inc.(1)	302,469	40,074,118
Root, Inc., Class A(1)	227,449	27,528,152
Slide Insurance Holdings, Inc.(1)	909,350	17,095,780
		167,589,465
IT Services — 0.2%
Grid Dynamics Holdings, Inc.(1)	787,694	7,475,216
Life Sciences Tools and Services — 0.3%
Avantor, Inc.(1)	1,210,260	16,265,894
Machinery — 2.0%
Albany International Corp., Class A	845,927	45,840,784

RBC Bearings, Inc.(1)	121,287	46,979,307
		92,820,091
Media — 1.5%
Magnite, Inc.(1)	1,964,312	45,198,819
New York Times Co., Class A	515,734	26,761,437
		71,960,256
Metals and Mining — 1.2%
Carpenter Technology Corp.	227,669	56,778,372
Oil, Gas and Consumable Fuels — 0.6%
Kosmos Energy Ltd.(1)	13,893,134	29,870,238
Personal Care Products — 0.4%
elf Beauty, Inc.(1)	143,678	17,412,337
Pharmaceuticals — 0.7%
Edgewise Therapeutics, Inc.(1)	609,486	8,691,270
Verona Pharma PLC, ADR(1)	219,297	23,045,922
		31,737,192
Professional Services — 2.4%
First Advantage Corp.(1)	2,020,823	34,940,030
Paylocity Holding Corp.(1)	188,931	34,929,563
Verra Mobility Corp.(1)	1,773,508	44,798,812
		114,668,405
Real Estate Management and Development — 1.7%
Colliers International Group, Inc.(2)	287,004	43,254,373
FirstService Corp. (Toronto)	179,815	35,443,903
		78,698,276
Semiconductors and Semiconductor Equipment — 6.6%
Credo Technology Group Holding Ltd.(1)	649,279	72,427,072
Ichor Holdings Ltd.(1)	762,111	15,082,177
Impinj, Inc.(1)	238,059	36,799,160
MACOM Technology Solutions Holdings, Inc.(1)	322,667	44,250,552
Onto Innovation, Inc.(1)	123,079	11,661,735
Power Integrations, Inc.	591,530	28,701,036
Silicon Laboratories, Inc.(1)	440,071	57,988,156
SiTime Corp.(1)	209,374	42,471,516
		309,381,404
Software — 8.8%
ACI Worldwide, Inc.(1)	1,340,337	57,044,743
Agilysys, Inc.(1)	506,792	57,814,831
BlackLine, Inc.(1)	1,049,814	56,458,997
Elastic NV(1)	314,816	26,350,099
Klaviyo, Inc., Class A(1)	1,797,237	55,894,071
nCino, Inc.(1)(2)	820,125	22,901,991
Onestream, Inc.(1)	1,042,896	24,873,070
Pegasystems, Inc.	616,229	36,178,804
Q2 Holdings, Inc.(1)	754,104	61,233,245
Tenable Holdings, Inc.(1)	426,989	13,369,025
		412,118,876
Specialty Retail — 3.4%
Boot Barn Holdings, Inc.(1)	391,202	67,247,624
Five Below, Inc.(1)	150,230	20,509,400
National Vision Holdings, Inc.(1)	2,081,247	50,491,052
Urban Outfitters, Inc.(1)	298,097	22,440,742
		160,688,818
Trading Companies and Distributors — 3.4%
Applied Industrial Technologies, Inc.	135,297	36,733,135

Herc Holdings, Inc.	474,910	55,474,237
SiteOne Landscape Supply, Inc.(1)	499,938	68,906,455
		161,113,827
TOTAL COMMON STOCKS (Cost $4,094,106,798)		4,596,190,952
SHORT-TERM INVESTMENTS — 3.6%
Discount Notes(3) — 0.0%
FHLB, 4.28%, 8/1/25	1,000,000	999,882
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	267,446	267,446
State Street Navigator Securities Lending Government Money Market Portfolio(4)	52,754,604	52,754,604
		53,022,050
Repurchase Agreements — 2.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.000%, 11/15/52, valued at $12,251,187), in a joint trading account at 4.32%, dated 7/31/25, due 8/1/25 (Delivery value $12,026,100)		12,024,657
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $108,302,651), at 4.35%, dated 7/31/25, due 8/1/25 (Delivery value $106,191,830)		106,179,000
		118,203,657
TOTAL SHORT-TERM INVESTMENTS (Cost $172,225,707)		172,225,589
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $4,266,332,505)		4,768,416,541
OTHER ASSETS AND LIABILITIES — (1.3)%		(62,449,470)
TOTAL NET ASSETS — 100.0%		$4,705,967,071

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	3,434,911	USD	2,514,821	Citibank NA	9/26/25	$(29,025)
CAD	3,710,461	USD	2,715,306	Citibank NA	9/26/25	(30,100)
CAD	3,133,154	USD	2,307,128	Citibank NA	9/26/25	(39,710)
CAD	2,391,476	USD	1,754,178	Citibank NA	9/26/25	(23,501)
USD	78,014,053	CAD	107,048,083	Citibank NA	9/26/25	544,910
USD	4,321,811	CAD	5,856,197	Citibank NA	9/26/25	83,767
USD	1,681,388	CAD	2,294,261	Citibank NA	9/26/25	21,064
USD	1,769,834	CAD	2,413,782	Citibank NA	9/26/25	23,014
USD	1,928,502	CAD	2,635,408	Citibank NA	9/26/25	21,295
USD	2,140,641	CAD	2,932,620	Citibank NA	9/26/25	18,347
						$590,061

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
FHLB	–	Federal Home Loan Bank
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $88,760,332. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $91,872,461, which includes securities collateral of $39,117,857.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,508,961,285	$87,229,667	—
Short-Term Investments	53,022,050	119,203,539	—
	$4,561,983,335	$206,433,206	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$712,397	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$122,336	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended July 31, 2025 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
SI-BONE, Inc.(1)(2)	$25,904	$6,063	$8,110	$7,400	—(2)	—(2)	$(187)	—
(1)Non-income producing.
(2)Company was not an affiliate at July 31, 2025.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.